CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		$ 6,578		$ 25,910
Lease receivable		170		293
Exchangeable note		(210)		(83,312)
Total interest earning financial and interest bearing financial liabilities		$ (65,452)		$ (72,985)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		0.00%		0.01%
Cash and cash equivalents		$ 6,578		$ 25,910
Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		4.00%		4.00%
Lease receivable		$ 170		$ 293
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		4.80%	[1]	4.80%
Lease receivable				$ 83,312
Exchangeable note	[1]	$ (210)
Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[2]	15.40%
Exchangeable note	[2]	$ (44,301)
Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	[3]	1.50%
Exchangeable note	[3]	$ (13,746)
Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate				0.00%
Other borrowings				$ (31)
Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		5.00%		5.00%
Lease payable on Right of Use assets		$ (13,898)		$ (15,668)
Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		5.00%		5.00%
Lease payable on sale & leaseback transactions		$ (45)		$ (177)
Six Month Or Less Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		5,777		24,967
Six Month Or Less Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		6,578		25,910
Six Month Or Less Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		46		81
Six Month Or Less Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable				0
Exchangeable note	[1]	0
Six Month Or Less Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0
Six Month Or Less Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0
Six Month Or Less Member | Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other borrowings				0
Six Month Or Less Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(812)		(973)
Six Month Or Less Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions		(35)		(51)
Six Month To Twelve Month Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(788)		(926)
Six Month To Twelve Month Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0		0
Six Month To Twelve Month Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		41		61
Six Month To Twelve Month Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable				0
Exchangeable note	[1]	0
Six Month To Twelve Month Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0
Six Month To Twelve Month Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0
Six Month To Twelve Month Member | Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other borrowings				(31)
Six Month To Twelve Month Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(819)		(905)
Six Month To Twelve Month Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions		(10)		(51)
One Year To Two Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(1,630)		(1,540)
One Year To Two Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0		0
One Year To Two Years Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		49		89
One Year To Two Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable				0
Exchangeable note	[1]	0
One Year To Two Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0
One Year To Two Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0
One Year To Two Years Member | Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other borrowings				0
One Year To Two Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(1,679)		(1,554)
One Year To Two Years Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions		(0)		(75)
Two Year To Five Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(48,789)		(4,454)
Two Year To Five Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0		0
Two Year To Five Years Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		34		62
Two Year To Five Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable				0
Exchangeable note	[1]	0
Two Year To Five Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	(44,301)
Two Year To Five Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	0
Two Year To Five Years Member | Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other borrowings				0
Two Year To Five Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(4,522)		(4,516)
Two Year To Five Years Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions		(0)		(0)
Greater Than Five Years Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total interest earning financial and interest bearing financial liabilities		(20,022)		(91,032)
Greater Than Five Years Member | Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents		0		0
Greater Than Five Years Member | Finance Lease Receivable Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable		0		0
Greater Than Five Years Member | Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease receivable				83,312
Exchangeable note	[1]	(210)
Greater Than Five Years Member | Senior Secured Term Loan [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[2]	0
Greater Than Five Years Member | Convertible Note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchangeable note	[3]	(13,746)
Greater Than Five Years Member | Other borrowings [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other borrowings				0
Greater Than Five Years Member | Lease payable on Right of Use assets [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on Right of Use assets		(6,066)		(7,720)
Greater Than Five Years Member | Lease payable on sale & leaseback transactions [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Lease payable on sale & leaseback transactions		$ 0		$ 0

[1]	The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years or the exchange agreements entered into with five exchangeable note holders in December 2021.
[2]	The senior secured term loan is a variable instrument which bears interest at an annual rate equal to 11.25% plus the greater of (a) one-month Term SOFR Reference Rate and (b) one percent per annum.
[3]	The convertible note is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.